Investments	12 Months Ended
Dec. 31, 2017
Investments
Investments

Note 2 - Investments

The following is a summary of the amortized cost and estimated fair value of short-term investments categorized as trading securities at the end of each year:

	December 31, 2017		December 31, 2016
	Amortized	Fair	Amortized	Fair
(Millions of dollars)	Cost	Value	Cost	Value
Domestic equity securities	619	752	444	482
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries	438	439	437	437
Foreign equity securities	266	319	198	199
Collateralized loan obligations	29	29	25	26
High yield securities	20	21	114	115
Money market funds held in trading accounts	10	10	13	13
Other trading securities	5	6	5	5
Total trading short-term investments	$1,387	$1,576	$1,236	$1,277

The change in unrealized gains (losses) related to trading securities still held at the end of the respective reporting period was $146 million, $49 million and $(12) million for the years ended December 31, 2017, 2016 and 2015, respectively.

Seaboard had $114 million of equity securities denominated in foreign currencies at December 31, 2017, with $48 million in euros, $25 million in Japanese yen, $20 million in the British pound, $6 million in the Swiss franc and the remaining $15 million in various other currencies. Seaboard had $91 million of equity securities denominated in foreign currencies at December 31, 2016, with $35 million in euros, $20 million in Japanese yen, $16 million in the British pound, $6 million in the Swiss franc and the remaining $14 million in various other currencies. Also, money market funds included less than $1 million and $1 million denominated in various foreign currencies at December 31, 2017 and 2016, respectively.

Subsequent to year-end, Seaboard sold $314 million of its domestic debt securities to fund an acquisition in January 2018. See Note 12 for further information on this acquisition.

In addition to its short-term investments, Seaboard also has trading securities related to Seaboard’s deferred compensation plans classified in other current assets on the consolidated balance sheets. See Note 8 for information on the types of trading securities held related to the deferred compensation plans. See Note 9 for a discussion of assets held in conjunction with investments related to Seaboard’s defined benefit pension plan.

Seaboard had $6 million and $28 million of cost method investments classified in other non-current assets on the consolidated balance sheets as of December 31, 2017 and 2016, respectively. During 2017, Seaboard increased its ownership interest in a grain trading and poultry business in Morocco to 19.4%, which resulted in the original $18 million being reclassified as an equity method investment.